Property, furniture and equipment, net - Summary of amortization schedule of lease liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	S/ 143,803	S/ 90,513	S/ 112,581
2024
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities		2,709
2025
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	35,544	31,956
2026
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	33,011	20,801
2027
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	23,621	17,669
2028 onwards
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	S/ 51,627	S/ 17,378